Shareholders' equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Shareholders' equity
27.	Shareholders’ equity

27.1.	Capital

The authorized capital is divided into 1,000,000,000 common shares. The Company’s subscribed and paid up capital as of December 31, 2018 was US$ 1,551.6 and was comprised of 740,465,044 common shares, without par value, of which 4,977,698 shares were held in treasury.

The capital is comprised entirely of common shares. As per Article 14 of the Company’s bylaws, each common share generally empowered with one vote at general shareholders’ meeting, considering that no shareholder or group of shareholders, may exercise votes representing more than 5% of the quantity of shared into which our capital stock is divided. Votes that exceed this 5% threshold will not be considered.

As of December 31, 2018, the equity reserve of investment and working capital exceeded the percentage of 80% of the capital stock as set forth in the bylaws (Article 50) and additionally the revenue reserves (excluding the government grant reserve) exceeded the legal limit of the capital stock as provided in Article 99 of Brazilian Law 6,404/76 for listed entities. As a result, a capital increase of US$ 113.6 was approved at a meeting of the Board of Directors held on March 5, 2018. This increase was reflected in the first quarter of 2018.

27.2.	Brazilian Government Golden Share

The Federal Government holds one ”golden share” with the same voting rights as other holders of common shares but which grants it certain additional rights as established in article 9 of the Embraer’s bylaws.

27.3.	Treasury Shares

Common shares acquired with resources from the investments and working capital reserve. This operation occurred in accordance with rules approved by the Statutory Board of Directors in a meeting held on December 7, 2007 and corresponds to 4,977,698 common shares and US$ 31.4 as of December 31, 2018. These shares lose voting and economic rights during the period in which they are held in Treasury. The movement is shown below:

	USD	Quantity	Share value (USD)	Net income of uses

At the beggining of the year	51.8	7,423,705	7.0	—
Used for stock options plan(i)	(20.4)	(2,446,007)	8.3	10.9

At December 31, 2018	31.4	4,977,698	6.3	10.9

(i)	The beneficiaries of the shares used in the share-based compensation plan include the Statutory Board of Directors, Executive Directors and certain employees. Refer to Note 28.

At December 31, 2018, the market value of the shares held in Treasury was US$ 27.5 (December 31, 2017—US$ 44.4).

27.4.	Investment subsidy reserve

This reserve was formed as allowed by article 195-A of Brazilian Corporate Law (as amended by Law 11.638, of 2007) and corresponds to the appropriation of the portion of retained earnings derived from government grants received by the Company, which cannot be distributed to shareholders in the form of dividends. It is recognized in the consolidated statements of income in the same expense line to which the subsidy refers.

These subsidies are not included in the calculation of the minimum mandatory dividends.

27.5.	Legal reserve

The statutory reserve is a revenue reserve recorded annually as an appropriation of 5% of the net income for the year. The reserve may not exceed 20% of capital, or 30% of capital and capital reserves.

The reserve limit was not exceeded as of December 31, 2018 and 2017.

27.6.	Investment and working capital reserve

The purpose of this revenue reserve is to shield funds which might otherwise be subject to distribution and are earmarked for: (i) investments in property, plant and equipment, without detriment to retained earnings, pursuant to art. 196 of Law 6.404/76; and (ii) the Company’s working capital (iii) redeem, reimburse or purchase shares of the Company and (iv) be distributed to the shareholders.

27.7.	Interest on own capital and dividends

Interest on own capital and interim dividends approved by the Statutory Board of Directors and distributed to the shareholders in 2018 are presented as follows:

•

In meeting held on March 5, 2018, the Statutory Board of Directors approved the distribution of interest on own capital for the first quarter of 2018 in the amount of US$ 4.4, corresponding to US$ 0.01 per share. Payment of interest on own capital is subject to withholding tax at 15%. The payment was made on April 11, 2018, without remuneration.

•

In meeting held on June 14, 2018, the Statutory Board of Directors approved the distribution of interest on own capital for the second quarter of 2018 in the amount of US$ 3.8, corresponding to US$ 0.01 per share. Payment of interest on own capital is subject to withholding tax at 15%. The payment was made on July 20, 2018, without remuneration.

•

In meeting held on September 13, 2018, Statutory Board of Directors approved the payment of interim dividends in the amount of US$ 1.8, corresponding to US$ 0.01 per common share. Payment was made from October 11, 2018, without any remuneration.

•

In a meeting held on December 14 2018, Statutory Board of Directors approved the payment of interim dividends in the amount of US$ 1.9, corresponding to US$ 0.01 per common share. Payment was made from January 10, 2019, without any remuneration.

27.8.	Other Comprehensive Income

Consists of the following adjustments:

•

Cumulative translation adjustment: foreign exchange gains/losses resulting from translation of the consolidated financial statements in the functional currency to the presentation currency (Real) and foreign exchange gains/losses resulting from translation of the foreign subsidiaries’ financial statements measured in other functional currencies to the Company’s functional currency (dollar); and

•	Other comprehensive income: unrealized actuarial gains (losses) resulting from the healthcare plans sponsored by the Company and the fair value variation of financial instruments available for sale.